Subsequent Events (Details) ¥ in Thousands, $ in Thousands	Nov. 06, 2026 USD ($)	Nov. 06, 2026 CNY (¥)	Sep. 21, 2026 USD ($)	Sep. 21, 2026 CNY (¥)	Jul. 07, 2026 USD ($)	Jul. 07, 2026 CNY (¥)	Aug. 07, 2026 USD ($)	Aug. 07, 2026 CNY (¥)	Jul. 06, 2026 USD ($)	Jul. 06, 2026 CNY (¥)
Industrial Bank Jilin Branch [Member] | Forecast [Member]
Subsequent Events [Line Items]
Interest rate			4.00%	4.00%
Repaid amount			$ 15	¥ 100
Industrial Bank Hong Kong Branch [Member] | Forecast [Member]
Subsequent Events [Line Items]
Interest rate	2.89%	2.89%
Repaid amount	$ 1,558	¥ 10,568
Subsequent Event [Member] | Industrial Bank Jilin Branch [Member]
Subsequent Events [Line Items]
Loan amount									$ 486	¥ 3,300
Interest rate					4.10%	4.10%
Subsequent Event [Member] | China Minsheng Bank Jilin Branch [Member]
Subsequent Events [Line Items]
Loan amount							$ 735	¥ 4,990
Interest rate					3.85%	3.85%	3.50%	3.50%
Repaid amount					$ 735	¥ 4,990